13. Income Taxes	12 Months Ended
Jul. 31, 2019
Notes
13. Income Taxes

13.   Income Taxes

The tax effect (computed by applying the Canadian federal and provincial statutory rate) of the significant temporary differences, which comprise deferred tax assets and liabilities, are as follows:

	2019 $	2018 $

Net loss before income taxes	(18,611,721)	(7,825,089)
Canadian statutory income tax rate	27.00%	26.50%

Expected income tax recovery at statutory rate	5,025,165	2,073,649

Tax effect of:
Other non-deductible expense	2,095,667	(96,209)
Difference between income tax rates	(303,226)	-
Change in tax rate	-	20,314
Change in unrecognized deferred tax assets	(6,817,606)	(1,997,754)

Income tax recovery	-	-

The significant components of deferred income tax assets and liabilities are as follows:

	2019 $	2018 $

Deferred income tax assets:
Non-capital losses carried forward	7,583,620	1,753,878
Resource pools	694,023	681,172
Investment in equity securities	1,121,010	-
Share issuance costs	473,032	619,029

Total gross deferred income tax assets	9,871,685	3,054,079
Unrecognized deferred tax assets	(9,871,685)	(3,054,079)

Net deferred income tax assets	-	-

As at July 31, 2018, the Company has non-capital losses carried forward of approximately $28,088,000 which are available to offset future years’ taxable income. These losses expire as follows:

$

2030	300
2031	96,900
2032	139,400
2033	225,600
2034	18,300
2035	122,000
2036	60,000
2037	32,500
2038	5,125,000
2039	22,268,000

28,088,000

The Company also has certain allowances in respect of resource development and exploration costs of approximately $2,570,000 (2018 - $2,570,000) which, subject to certain restrictions, are available to offset against future taxable income. The application of non-capital losses and resource development and exploration costs against future taxable income is subject to final determination of the respective amounts by the Canada Revenue Agency.